Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	June 30,	December 31,
	2024	2023
Accounts receivable	7,455,097	12,275,650
Allowance for credit losses	(7,455,097)	(7,415,079)
Accounts receivable, net	$-	$4,860,571